Stock compensation and other employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock compensation expense
Stock compensation expense for each period was as follows:
(in thousands)	2021	2020	2019
Cost of revenue	$8,094	$322	$176
Research and development	3,657	57	51
Selling and marketing	2,056	38	26
General and administrative	47,958	1,401	653
Total stock compensation expense	$61,765	$1,818	$906

Summary of outstanding option awards activity
Information relating to our outstanding option awards was as follows:
Options	Shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Average intrinsic value (in thousands)
Outstanding as of December 31, 2020	8,524,997	$0.23
Granted	2,107,500	8.14
Exercised	(2,838,464)	0.11
Forfeited and expired	(255,768)	0.48
Outstanding as of December 31, 2021	7,538,265	$2.48	7.41	$39,500

Vested at December 31, 2021 or expected to vest in the future	7,538,265	$2.48	7.41	$39,500
Exercisable at December 31, 2021	4,253,458	$0.24	6.23	$31,139

At December 31, 2021:
Stock-based compensation cost not yet recognized (in thousands)				$10,301
Weighted-average remaining expense recognition period (in years)				5.03

Summary of option awards Activity
Assumptions used to value option awards were as follows:
	Year ended December 31,
	2021	2020	2019
Black-Scholes-Merton pricing formula weighted-average assumptions:
Expected life (in years)	7.72	6.07	5.92
Risk-free interest rate	1.32%	1.60%	1.94%
Volatility	56.47%	51.57%	52.90%
Dividend yield	0.00%	0.00%	0.00%

Valuations:
Grant-date fair value per option (post-split)	$4.79	$2.86	$1.29
Intrinsic value of options exercised (in thousands)	$22,852	$	$
Average intrinsic value per share of options exercised	$8.05	$	$

Summary of outstanding restricted stock unit and restricted stock awards
Information relating to our outstanding restricted stock unit and restricted stock awards was as follows:
	Shares	Weighted- average grant date fair value
Restricted stock units:
Nonvested as of December 31, 2020	12,943,811	$3.15
Granted	5,470,137	7.72
Vested	(12,883,918)	3.87
Forfeited	(388,561)	4.68
Nonvested as of December 31, 2021	5,141,469	$6.08

Restricted stock awards:
Nonvested as of December 31, 2020	1,169,601	$0.07
Granted	—	—
Vested	(1,169,601)	0.07
Forfeited	—	—
Nonvested as of December 31, 2021	—	$—

	Shares	Weighted- average grant date fair value
At December 31, 2021:
Stock-based compensation cost not yet recognized (in thousands)		$21,396
Weighted-average remaining expense recognition period (in years)		2.95